INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2018
Investment property [abstract]
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Fair value, beginning of year	$56,870	$54,172
Additions	3,069	593
Acquisitions through business combinations	33,024	5,851
Dispositions[1]	(8,555)	(6,169)
Fair value changes	1,610	1,021
Foreign currency translation	(1,709)	1,402
Fair value, end of year	$84,309	$56,870

1.	Includes amounts reclassified to held for sale.
Investment properties include the company’s office, retail, multifamily, logistics and other properties as well as higher-and-better- use land within the company’s sustainable resources operations. Acquisitions and additions of $36.1 billion relate mainly to business combinations completed during the year. The step-up acquisition of GGP within our Real Estate segment accounted for $18.0 billion of this increase. GGP was previously an equity accounted investment, but effective August 28, 2018, began to meet the criteria for control and was consolidated for financial statement purposes. During the fourth quarter, the acquisition of a diversified U.S. REIT with office, multifamily and retail assets in our real estate segment added a further $9.4 billion of investment properties to the company’s portfolio. Other acquisitions and additions include additions to our existing U.K. student housing portfolio, an office building in New York and capital investments to enhance or expand numerous properties throughout our portfolio.
Dispositions of $8.6 billion in 2018 relate primarily to the sale of core office properties, a portfolio of storage properties and a U.S. logistics portfolio.
Investment properties generated $5.4 billion (2017 – $4.4 billion) in rental income and incurred $2.1 billion (2017 – $1.6 billion) in direct operating expenses. Most of our investment properties are pledged as collateral for the non-recourse borrowings at their respective properties.
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2018	2017
Core office
United States	$15,237	$14,827
Canada	4,245	4,597
Australia	2,391	2,480
Europe	1,331	1,040
Brazil	329	327
Core retail	17,607	—
LP Investments and other
LP Investments office	8,438	6,275
LP Investments retail	3,414	3,412
Logistics	183	1,942
Mixed-use	12,086	2,315
Multifamily	4,151	3,925
Triple net lease	5,067	4,804
Self-storage	931	1,854
Student housing	2,417	1,353
Manufactured housing	2,369	2,206
Other investment properties	4,113	5,513
	$84,309	$56,870

Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

1.
Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.

The company’s investment properties are diversified by asset type, asset class, geography and markets. Therefore, there may be mitigating factors in addition to those noted above such as changes to assumptions that vary in direction and magnitude across different geographies and markets.
The following table summarizes the key valuation metrics of the company’s investment properties:

	2018			2017
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	6.9%	5.6%	12	7.0%	5.8%	13
Canada	6.0%	5.4%	10	6.1%	5.5%	10
Australia	7.0%	6.2%	10	7.0%	6.1%	10
Brazil	9.6%	7.7%	6	9.7%	7.6%	7
Core retail	7.1%	6.0%	12	n/a	n/a	n/a
LP Investments and other
LP Investments office	10.2%	7.0%	6	10.2%	7.5%	7
LP Investments retail	8.9%	7.8%	9	9.0%	8.0%	10
Logistics	9.3%	8.3%	10	6.8%	6.2%	10
Mixed-use	7.8%	5.4%	10	8.4%	5.3%	10
Multifamily[1]	4.8%	n/a	n/a	4.8%	n/a	n/a
Triple net lease[1]	6.3%	n/a	n/a	6.4%	n/a	n/a
Self-storage[1]	5.7%	n/a	n/a	5.8%	n/a	n/a
Student housing[1]	5.6%	n/a	n/a	5.8%	n/a	n/a
Manufactured housing[1]	5.4%	n/a	n/a	5.8%	n/a	n/a
Other investment properties[1]	7.0%	n/a	n/a	5.8%	n/a	n/a

1.
Multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.